INDEBTEDNESS - SVB Term Loan (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 30, 2020 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 03, 2021 $ / shares	Dec. 02, 2021 $ / shares shares	Dec. 01, 2021 shares	Nov. 30, 2021 $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2016 $ / shares shares
Debt Instrument [Line Items]
Loss on extinguishment of debt		$ 0	$ 998
Warrant liabilities		$ 8,528	$ 2,650
Exchange ratio		1.47
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Silicon Valley Bank
Debt Instrument [Line Items]
Shares issued (in shares) | shares					153,454	73,547
Price per share (in dollars per share) | $ / shares					$ 14.72
Series A Preferred Stock | Silicon Valley Bank
Debt Instrument [Line Items]
Shares issued (in shares) | shares						30,673
Series D-1 Preferred Stock
Debt Instrument [Line Items]
Number of common stock into which the class of warrant or right converted | shares	65,333						629,057
Class A Common Stock
Debt Instrument [Line Items]
Number of common stock into which the class of warrant or right converted | shares							926,232
Exercise price (in dollars per share) | $ / shares							$ 9.87
Exchange ratio				1.47
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001
Term Loan | SVB Term Loan
Debt Instrument [Line Items]
Extinguishment of debt	$ 14,889
Termination fee	169
Payment for extinguishment of debt	$ 1,080
Percentage of borrowings extinguished	6.75%
Loss on extinguishment of debt	$ 998
Number of common stock into which the class of warrant or right converted | shares			35,817					17,019	28,486
Exercise price (in dollars per share) | $ / shares			$ 1.60
Warrant liabilities			$ 57					$ 27	$ 30
Term Loan | SVB Term Loan | Series A Preferred Stock
Debt Instrument [Line Items]
Number of common stock into which the class of warrant or right converted | shares		81,322						52,836	28,486	32,711
Exercise price (in dollars per share) | $ / shares								$ 1.60	$ 1.05	$ 0.9171